Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of foreign owned subsidiaries economic ownership in variable interest entities

	Foreign Owned
Name of Foreign	Subsidiaries’
Owned	Economic Ownership
Subsidiaries	of VIES	Name of VIEs	Activities of VIEs
Shanghai SINA Leju	100%	Beijing Leju	Operate the online advertising and listing business
Shanghai Yi Yue	100%	Leju Hao Fang	Operate the e-commerce business
Beijing Maiteng	100%	Beijing Jiajujiu	Operate the online home furnishing business

Schedule of financial statement amounts and balances of the Group's VIEs

	As of December 31,
	2021	2022
	$	$
Cash and cash equivalents	199,808,985	90,795,643
Restricted cash	1,953,803	4,270,695
Accounts receivable, net	34,485,667	2,627,814
Contract assets, net	1,415,241	—
Customer deposits, net	783,995	3,860,127
Amounts due from related parties, net	3,834,986	2,289,594
Other current assets, net	23,934,283	4,007,633
Total current assets	266,216,960	107,851,506
Total non-current assets	63,522,807	47,690,614
Total assets	329,739,767	155,542,120
Accounts payable	1,631,401	653,700
Accrued payroll and welfare expenses	19,962,938	10,717,186
Income tax payable	31,400,562	—
Other tax payable	16,992,077	8,684,712
Amounts due to related parties	2,693,624	668,153
Advances from customers	82,626,840	43,096,996
Lease liabilities, current	5,556,351	5,013,721
Accrued marketing and advertising expenses	42,180,152	29,533,704
Other current liabilities	16,383,879	10,317,192
Total current liabilities	219,427,824	108,685,364
Deferred tax liabilities	314,763	435,848
Lease liabilities, non-current	19,437,887	15,400,328
Total liabilities	239,180,474	124,521,540

	Year Ended December 31,
	2020	2021	2022
	$	$	$
Total revenues	718,861,490	533,619,355	343,170,910
Cost of revenues	(65,612,576)	(47,730,331)	(24,394,266)
Net income (loss)	14,278,316	(81,530,172)	(10,882,414)
Net cash provided by/ (used in) operating activities	100,460,964	(41,427,975)	(93,191,543)
Net cash provided by/ (used in) investing activities	(1,068,664)	431,057	(73,872)
Net cash provided by/ (used in) financing activities	—	—	—

Schedule of property, plant and equipment, useful life

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Schedule of movement of the allowance for doubtful accounts for accounts receivable

	Year Ended December 31,
	2020	2021	2022
	$	$	$
Balance as of January 1	16,108,520	12,683,779	115,374,631
Provisions	4,535,063	101,172,959	9,148,173
Write-offs	(8,809,126)	(600,847)	(2,665,754)
Changes due to foreign exchange	849,322	2,118,740	(10,008,468)
Balance as of December 31	12,683,779	115,374,631	111,848,582

Schedule of allowances for other receivables

	Year Ended December 31,
	2020	2021	2022
	$	$	$
Balance as of January 1	—	335,386	150,770
Provisions/(reversal)	335,386	(190,200)	434,867
Write-offs	—	—	—
Changes due to foreign exchange	—	5,584	(29,674)
Balance as of December 31	335,386	150,770	555,963

Schedule of allowance for customer deposits

	Year Ended December 31,
	2020	2021	2022
	$	$	$
Balance as of January 1	—	3,480	10,259,195
Provisions	3,480	10,286,671	4,035,869
Write-offs	—	—	(10,216,240)
Changes due to foreign exchange	—	(30,956)	(199,828)
Balance as of December 31	3,480	10,259,195	3,878,996

Schedule of allowance for amount due from related parties

	Year Ended December 31,
	2020	2021	2022
	$	$	$
Balance as of January 1	—	3,188	1,175
Provisions/(reversal)	3,188	(2,034)	(346)
Write-offs	—	—	—
Changes due to foreign exchange	—	21	(86)
Balance as of December 31	3,188	1,175	743

Schedule of the computation of basic and diluted income (loss) per ADS

	Year Ended December 31,
	2020	2021	2022
Net income (loss) attributable to Leju ordinary shareholders—basic and diluted	$19,302,238	$(150,933,535)	$(89,668,194)

Weighted average number of ADS outstanding—basic	13,607,079	13,665,216	13,704,238

Stock options and restricted shares	149,378	—	—
Weighted average number of ADS outstanding-diluted	13,756,457	13,665,216	13,704,238

Basic income (loss) per ADS	$1.42	$(11.05)	$(6.54)

Diluted income (loss) per ADS	$1.40	$(11.05)	$(6.54)

Schedule of antidilutive securities excluded from computation of diluted income (loss) per share

	Year Ended December 31,
	2020	2021	2022
Share options and restricted shares	7,207,045	15,617,986	15,156,318

Schedule of disaggregation of the group's revenue from E-commerce

	Year Ended December 31,
	2020	2021	2022
	$	$	$
E-commerce of discount coupons	547,895,262	411,097,123	182,940,792
E-commerce of commission coupons	—	—	95,522,903

Total revenue from E-commerce	547,895,262	411,097,123	278,463,695

Schedule of balances of allowance for credit losses for accounts receivable and contract assets by each risk category

	Year Ended December 31,
	2021	2022
	$	$
Balances of customers with good credit rating	—	—
Balances of customers with pledged credit risk	1,126,119	2,354,182
Balances of customers with high credit risk	112,183,037	105,189,074
Balances of customers with normal risk	2,065,475	4,305,326
	115,374,631	111,848,582

Schedule of movement of allowance for other non-current assets

As of December 31,
2022
$
Balance as of January 1	—
Provisions	124,995
Write-offs	—
Changes due to foreign exchange	(4,865)
Balance as of December 31	120,130

Customer risk | Accounts receivable
Schedule of concentration risk

	As of December 31,
	2021	2022
Customer A	$	$
Accounts receivable, gross	96,510,078	88,285,716
Allowance for credit losses	(96,510,078)	(88,285,716)
Accounts receivable, net	—	—